Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000002912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class AAA
C000002914
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class C
Average Annual Return, Percent	18.42%		5.10%	5.59%
C000061063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class I
C000002911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class A
Average Annual Return, Percent	15.50%		4.99%	5.79%
C000002922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Convertible Securities Fund - Class AAA
C000002921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Convertible Securities Fund - Class C
Average Annual Return, Percent	9.88%		3.10%	4.29%
C000061065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Convertible Securities Fund - Class I
C000002919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Convertible Securities Fund - Class A
Average Annual Return, Percent	7.18%		2.95%	4.48%
C000002918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class AAA
C000002916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class C
Average Annual Return, Percent	19.26%		7.34%	7.88%
C000061064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class I
C000002917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class A
Average Annual Return, Percent	16.33%		7.22%	8.10%
C000002928
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class C
Average Annual Return, Percent	15.88%		6.88%	6.05%
C000061067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class I
C000002927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class A
Average Annual Return, Percent	12.97%		6.75%	6.24%
C000002934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class AAA
C000002933
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class C
Average Annual Return, Percent	20.09%		11.03%	9.37%
C000061068
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class I
C000002931
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class A
Average Annual Return, Percent	17.12%		10.90%	9.58%
Without Sales Load [Member] | C000002912
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%		5.91%	6.39%
Without Sales Load [Member] | C000002914
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%		5.10%	5.59%
Without Sales Load [Member] | C000061063
Average Annual Return [Line Items]
Average Annual Return, Percent	20.45%		6.17%	6.65%
Without Sales Load [Member] | C000002911
Average Annual Return [Line Items]
Average Annual Return, Percent	20.28%		5.84%	6.23%
Without Sales Load [Member] | C000002922
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%		3.88%	5.07%
Without Sales Load [Member] | C000002921
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%		3.10%	4.29%
Without Sales Load [Member] | C000061065
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%		4.11%	5.33%
Without Sales Load [Member] | C000002919
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%		3.80%	4.91%
Without Sales Load [Member] | C000002918
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%		8.15%	8.69%
Without Sales Load [Member] | C000002916
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%		7.34%	7.88%
Without Sales Load [Member] | C000061064
Average Annual Return [Line Items]
Average Annual Return, Percent	21.47%		8.44%	8.97%
Without Sales Load [Member] | C000002917
Average Annual Return [Line Items]
Average Annual Return, Percent	21.18%		8.10%	8.54%
Without Sales Load [Member] | C000002928
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%		7.69%	6.85%
Without Sales Load [Member] | C000002930
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%		6.88%	6.05%
Without Sales Load [Member] | C000061067
Average Annual Return [Line Items]
Average Annual Return, Percent	18.00%		7.96%	7.11%
Without Sales Load [Member] | C000002927
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%		7.62%	6.68%
Without Sales Load [Member] | C000002934
Average Annual Return [Line Items]
Average Annual Return, Percent	22.00%		11.88%	10.20%
Without Sales Load [Member] | C000002933
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		11.03%	9.37%
Without Sales Load [Member] | C000061068
Average Annual Return [Line Items]
Average Annual Return, Percent	22.29%		12.15%	10.47%
Without Sales Load [Member] | C000002931
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%		11.81%	10.03%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		15.98%	13.38%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%		9.39%	8.78%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		9.75%	8.83%
Bloomberg Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%		0.41%	2.00%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		9.75%	8.83%
Bloomberg Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%		0.41%	2.00%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		9.75%	8.83%
Bloomberg Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%		0.41%	2.00%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		9.75%	8.83%
Bloomberg Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%		0.41%	2.00%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		10.48%	8.87%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		10.48%	8.87%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		10.48%	8.87%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		10.48%	8.87%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%		10.69%	9.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%		10.69%	9.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%		10.69%	9.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%		10.69%	9.23%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		3.73%	4.31%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		3.73%	4.31%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		3.73%	4.31%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		3.73%	4.31%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%		9.29%	8.22%